Investment in Real Estate - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Acquired Through Foreclosure Or Similar Procedures [Line Items]
Rental income from investment in real estate	$ 283	$ 241	$ 249
Depreciation expense on real estate	$ 129	$ 99	$ 96